UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22985

SMEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

600 University Street, Suite 2412

Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Cole W. Smead

Smead Capital Management, Inc.

600 University Street, Suite 2412

Seattle, WA 98101

Copy to:

Carol A. Gehl, Esq

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 807-4122

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1. Report to Shareholders.

Semi-Annual Report

May 31, 2015

Investment Adviser

Smead Capital Management, Inc.

600 University Street,

Suite 2412

Seattle, Washington 98101

Phone: 877-807-4122

www.smeadfunds.com

Dear Shareholders:

The first six months of our fiscal year treated us well at the Smead Value Fund. The Fund (SMVLX) rose 4.07%, versus a gain in the Russell 1000 Value Index of 2.03% and a gain in the S&P 500 Index of 2.96%. We feel blessed whenever we outperform our benchmarks. As long duration investors, we know that there will be times when we won’t. For now though, we continue to enjoy the benefits of our security selection.

Our results were most positively affected by appreciation in the price of Walgreen’s (WAB), Gannett (GCI), and Disney (DIS). Markets appear to be anticipating a favorable future for U.S. consumers and these companies continue to successfully meet the consumers’ economic needs.

As is almost always the case, we have some stocks that continue to battle with mixed emotions, Franklin Resources (BEN) has been a great company in the past, but struggles with over-reliance on emerging market investments, bond investments and competition from passive equity investments. Statistically, we consider it a “show me” stock.

Amgen (AMGN) was a victim of great price appreciation from the summer of 2011 to December of 2014. In a world of expensive biotech stocks, it looks attractively priced to us.

News Corp (NWSA) is rich in assets and a great cash-flow story as well. Since it owns several newspapers (including the Wall Street Journal and Barron’s) many fear their ruin. We believe, however, that that Wall Street Journal will continue to be a premier name in business news in 30 years.

We like companies which meet our balance sheet, free cash flow and wide-moat criteria in all environments, but even more in a rising interest rate circumstance. We like our chances if economic growth remains sluggish and rates stay low like they have in recent years and welcome tougher markets brought on by better national prosperity.

We are happy to report to shareholders that expenses have come down since last year. We thank our shareholders for approving the organizational changes that we recommended to bring the Fund into its own trust with new service providers. The Fund has grown to be more than $1 billion in size which also adds to the economics for current shareholders. We thank all of you for your ongoing confidence in our portfolio management.

Warmest Regards,

William Smead Lead Portfolio Manager	Tony Scherrer, CFA Co-Portfolio Manager	Cole Smead, CFA Co-Portfolio Manager

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Russell Investment Group.

Free cash flow is revenue less operating expenses including interest expenses and maintenance capital spending. It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

SMEAD VALUE FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 5.75% when you invest. Class A shares are also subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Boston Financial Data Services, Inc., the Fund’s transfer agent. To the extent the Fund invests in shares of exchange traded funds (“ETFs”) or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND

Expense Example (Continued)

(Unaudited)

	Beginning Account Value 12/1/14	Actual Ending Account Value 5/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period(1)	Hypothetical Expenses Paid During Period(1)	Net Expense Ratio During Period(2)
Investor Class	$1,000.00	$1,040.70	$1,018.45	$6.61	$6.54	1.30%
Class A	1,000.00	1,040.50	1,018.45	6.61	6.54	1.30
Class I1	1,000.00	1,042.10	1,019.80	5.24	5.19	1.03
Class R1	1,000.00	1,038.90	1,016.80	8.29	8.20	1.63
Class R2	1,000.00	1,039.70	1,017.70	7.37	7.29	1.45
Class Y	1,000.00	1,042.90	1,020.49	4.53	4.48	0.89

(1)	Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y expenses are calculated using each Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).
(2)	Annualized.

SMEAD VALUE FUND

Investment Highlights

(Unaudited)

The Fund will seek long-term capital appreciation through concentrated positions. Therefore, the Fund will maintain approximately 25-30 companies in its portfolio. The Fund will invest in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown

(% of Investments as of May 31, 2015)

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Average Annual Total Returns as of May 31, 2015

	Inception Date	1 Year	5 Years	Since Inception
Smead Value Fund – Investor Class	1/2/2008	14.56%	19.96%	8.53%
Smead Value Fund – Class A	1/24/2014	14.42%	N/A	14.59%
Smead Value Fund – Class I1	12/18/2009	14.87%	20.25%	18.22%
Smead Value Fund – Class R1	11/21/2014	N/A	N/A	9.09%
Smead Value Fund – Class R2	11/21/2014	N/A	N/A	9.25%
Smead Value Fund – Class Y	11/21/2014	N/A	N/A	9.86%
S&P 500® Index (Total Return)		11.80%	16.54%	7.31%
Russell 1000 Value Index (Total Return)		9.03%	15.62%	6.28%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Russell 1000 Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

One cannot invest directly in an index.

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Continued

SMEAD VALUE FUND

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 97.38%

Banks 13.96%
Bank of America Corp.	2,895,449	$47,774,908
JPMorgan Chase & Co.	867,802	57,084,016
Wells Fargo & Co.	852,717	47,718,043

		152,576,967

Consumer Durables & Apparel 5.02%
NVR, Inc. (a)	40,311	54,847,147

Consumer Services 4.58%
H&R Block, Inc.	1,224,394	38,850,022
Starbucks Corp.	214,765	11,159,189

		50,009,211

Diversified Financials 10.64%
American Express Co.	277,167	22,095,753
Berkshire Hathaway, Inc. – Class B (a)	287,097	41,054,871
Franklin Resources, Inc.	651,288	33,157,072
Navient Corp.	1,039,361	20,028,487

		116,336,183

Food & Staples Retailing 2.69%
Walgreens Boots Alliance, Inc.	342,315	29,384,320

Insurance 6.28%
Aflac, Inc.	760,520	47,319,554
Chubb Corp.	219,108	21,363,030

		68,682,584

Media 15.02%
Comcast Corp. – Class A	533,347	30,934,126
Gannett Co., Inc.	2,104,721	75,327,964
News Corp. – Class A (a)	1,312,825	19,889,299
Walt Disney Co.	345,086	38,087,142

		164,238,531

Pharmaceuticals, Biotechnology & Life Sciences 18.71%
AbbVie, Inc.	273,343	18,201,910
Amgen, Inc.	345,104	53,925,951
Gilead Sciences, Inc. (a)	319,331	35,851,291
Johnson & Johnson	182,782	18,303,790
Merck & Co., Inc.	653,976	39,820,599
Pfizer, Inc.	1,106,856	38,463,246

		204,566,787

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Retailing 10.61%
Cabela’s, Inc. – Class A (a)	882,809	$45,023,259
Home Depot, Inc.	289,060	32,207,065
Nordstrom, Inc.	532,766	38,700,122

		115,930,446

Software & Services 9.87%
Accenture PLC – Class A (b)	274,995	26,410,520
eBay, Inc. (a)	1,136,561	69,739,383
Microsoft Corp.	249,923	11,711,391

		107,861,294

TOTAL COMMON STOCKS (Cost $889,475,471)		1,064,433,470

SHORT-TERM INVESTMENTS 2.43%

Money Market Fund 2.43%
State Street Institutional Liquid Reserves	26,572,862	26,572,862

TOTAL SHORT-TERM INVESTMENTS (Cost $26,572,862)		26,572,862

TOTAL INVESTMENTS (Cost $916,048,333) 99.81%		1,091,006,332
Other Assets in Excess of Liabilities 0.19%		2,108,689

TOTAL NET ASSETS 100.00%		$1,093,115,021

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2015 (Unaudited)

Assets
Investments, at value (cost $916,048,333)	$1,091,006,332
Receivable for Fund shares sold	2,012,205
Dividends and interest receivable	1,731,698
Due from Adviser	436,292
Other assets	124,959

Total Assets	1,095,311,486

Liabilities
Payable for Fund shares redeemed	654,712
Payable to Advisor	691,553
Payable to Administrator	64,634
Payable for distribution fees	97,229
Payable for shareholder servicing fees	381,352
Accrued expenses and other liabilities	306,985

Total Liabilities	2,196,465

Net Assets	$1,093,115,021

Net Assets Consist Of:
Paid-in capital	$888,610,669
Accumulated undistributed net investment income	1,560,229
Accumulated undistributed net realized gain from investments	27,986,124
Net unrealized appreciation on investments	174,957,999

Net Assets	$1,093,115,021

Investor Class Shares
Net assets	392,666,840
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,643,854
Net asset value, offering price and redemption price per share	$40.72

Class A Shares
Net assets	66,851,467
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,645,620
Net asset value, offering price and redemption price per share(1)	$40.62

Maximum offering price per share (40.62/0.9425)(2)	$43.10

Class I1 Shares
Net assets	632,457,006
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	15,518,489
Net asset value, offering price and redemption price per share	$40.76

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities (Continued)

May 31, 2015 (Unaudited)

Class R1 Shares
Net assets	5,235
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	129.20
Net asset value, offering price and redemption price per share	$40.52

Class R2 Shares
Net assets	115,483
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,848.42
Net asset value, offering price and redemption price per share	$40.54

Class Y Shares
Net assets	1,018,990
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	25,002
Net asset value, offering price and redemption price per share	$40.76

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within eighteen months of purchase. Redemption price per share is equal to net asset value less any redemption or CDSC fees.
(2)	Reflects a maximum sales charge of 5.75%.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

May 31, 2015 (Unaudited)

Investment Income
Dividend income	$8,641,748
Interest income	24,042

Total Investment Income	8,665,790

Expenses
Management fees	3,818,531
Distribution fees – Investor Class	473,306
Distribution fees – Class A	63,953
Distribution fees – Class R1	13
Distribution fees – Class R2	176
Shareholder servicing fees – Investor Class	321,848
Shareholder servicing fees – Class A	43,488
Shareholder servicing fees – Class I1	440,670
Shareholder servicing fees – Class R1	7
Shareholder servicing fees – Class R2	35
Administration fees	238,137
Transfer agent fees and expenses	263,259
Fund accounting fees	124,279
Federal and state registration fees	86,940
Custody fees	34,619
Reports to shareholders	17,635
Legal fees	98,844
Audit and tax fees	9,474
Chief Compliance Officer fees	14,806
Trustees’ fees	49,371
Other expenses	146,223

Total Expenses	6,245,614
Expense Waiver by Adviser (Note 3)	(423,880)

Net Expenses	5,821,734

Net Investment Income	2,844,056

Realized and Unrealized Gain on Investments
Net realized gain from investments	28,026,007
Change in net unrealized appreciation on investments	10,519,204

Net Realized and Unrealized Gain on Investments	38,545,211

Net Increase in Net Assets from Operations	$41,389,267

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
From Operations
Net investment income	$2,844,056	$4,478,768
Net realized gain from investments	28,026,007	37,646,248
Change in net unrealized appreciation on investments	10,519,204	75,090,520

Net increase in net assets from operations	41,389,267	117,215,536

From Distributions
Net investment income – Investor Class	(1,451,149)	(791,967)
Net investment income – Class A	(155,831)
Net investment income – Class I1	(3,482,532)	(1,573,913)
Net investment income – Class R1	(31)
Net investment income – Class R2	(32)
Net investment income – Class Y	(5,557)
Net realized gain on investments – Investor class	(14,609,477)	(7,083,918)
Net realized gain on investments – Class A	(1,168,196)
Net realized gain on investments – Class I1	(21,783,612)	(9,116,270)
Net realized gain on investments – Class R1	(201)
Net realized gain on investments – Class R2	(201)
Net realized gain on investments – Class Y	(32,353)

Net decrease in net assets resulting from distributions paid	(42,689,172)	(18,566,068)

From Capital Share Transactions
Proceeds from shares sold	264,833,985	515,491,504
Issued in reinvestment of dividends and distributions	21,546,098	11,380,090
Payments for shares redeemed	(129,915,146)	(254,639,601)

Net increase in net assets from capital share transactions	156,464,937	272,231,993

Total Increase in Net Assets	155,165,032	370,881,461

Net Assets
Beginning of year	937,949,989	567,068,528

End of year	$1,093,115,021	$937,949,989

Accumulated Undistributed Net Investment Income	$1,560,229	$3,811,305

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Financial Highlights

May 31, 2015

		Income from investment operations				Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31,2015(unaudited)	$40.98	$0.08	(4)	$1.45	$1.53	$(0.16)	$(1.63)	$(1.79)
Year Ended November 30, 2014	36.35	0.18	(4)	5.62	5.80	(0.12)	(1.05)	(1.17)
Year Ended November 30, 2013	27.61	0.13		9.04	9.17	(0.15)	(0.28)	(0.43)
Year Ended November 30, 2012	20.83	0.06		6.84	6.90	(0.12)	—	(0.12)
Year Ended November 30, 2011	19.82	0.09		0.94	1.03	(0.02)	—	(0.02)
Year Ended November 30, 2010	18.13	0.14		1.65	1.79	(0.10)	—	(0.10)

Class A
Six Months Ended May 31,2015(unaudited)	40.95	0.07	(4)	1.45	1.52	(0.22)	(1.63)	(1.85)
Period Ended November 30, 2014(5)	35.45	0.07	(4)	5.43	5.50	—	—	—

Class I1
Six Months Ended May 31,2015(unaudited)	41.07	0.13	(4)	1.45	1.58	(0.26)	(1.63)	(1.89)
Year Ended November 30, 2014	36.40	0.27	(4)	5.63	5.90	(0.18)	(1.05)	(1.23)
Year Ended November 30, 2013	27.61	0.18		9.08	9.26	(0.19)	(0.28)	(0.47)
Year Ended November 30, 2012	20.84	0.21		6.74	6.95	(0.18)	—	(0.18)
Year Ended November 30, 2011	19.85	0.14		0.94	1.08	(0.09)	—	(0.09)
Period Ended November 30, 2010(6)	18.42	0.16		1.38	1.54	(0.11)	—	(0.11)

Class R1
Six Months Ended May 31,2015(unaudited)	40.95	0.02	(4)	1.43	1.45	(0.25)	(1.63)	(1.88)
Period Ended November 30, 2014(7)	40.63	0.00	(4)(8)	0.32	0.32	—	—	—

Class R2
Six Months Ended May 31,2015(unaudited)	40.95	0.04	(4)	1.44	1.48	(0.26)	(1.63)	(1.89)
Period Ended November 30, 2014(7)	40.63	0.00	(4)(8)	0.32	0.32	—	—	—

Class Y
Six Months Ended May 31,2015(unaudited)	41.06	0.12	(4)	1.49	1.61	(0.28)	(1.63)	(1.91)
Period Ended November 30, 2014(7)	40.74	0.01	(4)	0.31	0.32	—	—	—

(1)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(2)	Not annualized for periods of less than one year.
(3)	Annualized for periods of less than one year.
(4)	Based on average shares outstanding.
(5)	Class A shares commenced operations on January 27, 2014.
(6)	Class I1 shares (formerly, Institutional Class shares) commenced operations on December 18, 2009.
(7)	Class R1 shares, Class R2 shares and Class Y shares commenced operations on November 25, 2014.
(8)	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income to average net assets
Net Asset Value, End of Period	Total Return(1)(2)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(3)	After waivers and recoupment of expenses(3)	Before waivers and recoupment of expenses(3)	After waivers and recoupment of expenses(3)	Portfolio turnover rate(2)

$40.72	4.07%	$392,668	1.38%	1.30%	0.33%	0.41%	11.20%
40.98	16.45%	366,067	1.26%	1.25%	0.46%	0.47%	12.70%
36.35	33.74%	253,512	1.28%	1.35%	0.54%	0.47%	11.32%
27.61	33.27%	51,955	1.49%	1.40%	0.67%	0.76%	10.95%
20.83	5.19%	15,644	1.60%	1.40%	0.25%	0.45%	15.98%
19.82	9.88%	13,855	1.66%	1.40%	0.29%	0.55%	13.73%

40.62	4.05%	66,851	1.39%	1.30%	0.26%	0.35%	11.20%
40.95	15.51%	27,378	1.45%	1.44%	0.20%	0.21%	12.70%

40.76	4.21%	632,457	1.11%	1.03%	0.59%	0.67%	11.20%
41.07	16.75%	544,490	1.01%	1.00%	0.71%	0.72%	12.70%
36.40	34.10%	313,557	1.03%	1.10%	0.79%	0.72%	11.32%
27.61	33.57%	67,188	1.20%	1.15%	0.93%	0.98%	10.95%
20.84	5.46%	34,163	1.31%	1.15%	0.54%	0.70%	15.98%
19.85	8.38%	32,400	1.42%	1.15%	0.40%	0.67%	13.73%

40.52	3.89%	5	1.66%	1.63%	0.05%	0.08%	11.20%
40.95	0.79%	5	1.57%	1.57%	0.23%	0.23%	12.70%

40.54	3.97%	115	1.55%	1.45%	0.09%	0.19%	11.20%
40.95	0.79%	5	1.62%	1.44%	0.18%	0.36%	12.70%

40.76	4.29%	1,019	0.97%	0.89%	0.54%	0.62%	11.20%
41.06	0.79%	5	0.85%	0.82%	0.95%	0.98%	12.70%

SMEAD VALUE FUND

Notes to Financial Statements

May 31, 2015 (Unaudited)

(1)	Organization

The Smead Value Fund (the “Fund”) is a non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest each with a par value of $0.001. The Fund currently offers six classes of shares: Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y shares. Class C, Class I2, Class R3 and Class R4 shares are not yet in operation. Each class of shares of the Fund has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2015 (Unaudited)

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund’s Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—	unadjusted quoted prices in active markets for identical securities.
Level 2—	other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations of the Fund’s investments by each fair value hierarchy level as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$1,064,433,470	$—	$—	$1,064,433,470

Total Equity	1,064,433,470	—	—	1,064,433,470
Short-Term Investment	—	26,572,862	—	26,572,862

Total Investments in Securities	$1,064,433,470	$26,572,862	$—	$1,091,006,332

(1)	See the Schedule of Investments for industry classification.

No Level 3 securities where held in the Fund at May 31, 2015. For the six month period ending May 31, 2015, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

(b)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2015 (Unaudited)

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class – distribution and shareholder servicing fees), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class and Class A shares and 0.50% of the average daily net assets of the Class R1 and Class R2 shares.

(e)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2014, the Fund did not incur any interest or penalties. The statute of limitations on the Fund’s tax returns remains open for the years ended November 30, 2011 through November 30, 2014.

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$772,046,242

Gross tax unrealized appreciation	171,112,076
Gross tax unrealized depreciation	(6,713,164)

Net tax unrealized appreciation	$164,398,912

Undistributed ordinary income	$11,773,385
Undistributed long-term capital gain	29,631,960

Total distributable earnings	$41,405,345

Other accumulated losses	—

Total accumulated gains	$205,804,257

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2015 (Unaudited)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

(f)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2014, the Fund had the following reclassifications among components of net assets:

Accumulated Undistributed Net Investment Income	Accumulated Undistributed Net Realized Gain/Loss	Paid-in Capital
$—	$20,668	($20,668)

The tax character of distributions paid during the years ended November 30, 2014 and November 30, 2013 was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$6,269,087	$799,132
Long-Term Capital Gain	$12,296,981	$1,302,422

On December 16, 2014, the Fund declared and paid distributions from ordinary income, long-term and short-term capital gains to shareholders of record of December 15, 2014.

	Distributions Paid from		Total Distributions Paid
Class	Ordinary Income	Realized Gain/Loss
Investor Class	$1,450,414	$14,609,477	$16,059,891
Class A	155,830	1,168,196	1,324,026
Class I1	3,481,918	21,783,612	25,265,530
Class R1	31	201	232
Class R2	32	201	233
Class Y	5,557	32,353	37,910

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2015 (Unaudited)

Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2016 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 0.99%, 1.59%, 1.44% and 0.84% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. For the six months ended May 31, 2015, the Adviser waived expenses of $423,880. There are no remaining waived expenses that are subject to recovery.

(4)	Distribution Plan

The Fund has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes it to pay ALPS Distributors, Inc. (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended May 31, 2015, the Fund accrued expenses of $537,448 pursuant to the 12b-1 Plan. As of May 31, 2015, the Fund owed the Distributor fees of $97,229.

The Shareholder Servicing Plan also authorizes payment of a shareholder servicing fee to the Distributor up to 0.25% of the average daily net assets attributable to the respective class. For those share classes that currently charge less than the maximum shareholder servicing fee, the Fund may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 day’s prior written notice. The following table details the Shareholder Servicing Plan fees paid for the six month period ended May 31, 2015.

Investor Class	$321,848
Class A	43,488
Class I1	440,670
Class R1	6
Class R2	35

(5)	Accounting, Custody, Administration and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund’s accounting agent, custodian of the Fund’s investments and administrator of the Fund.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2015 (Unaudited)

For its services, the Fund pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Fund, along with transactional and out-of-pocket fees.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s transfer and dividend disbursing agent. BFDS receives a monthly fee and is reimbursed for certain out-of-pocket expenses.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	For The Six Months Ended May 31, 2015		For The Year Ended November 30, 2014
	Shares	Amount	Shares	Amount
Shares sold
Investor Class	1,714,519	$68,444,675	6,094,155	$227,566,140
Class A*	1,017,527	40,179,972	769,690	29,513,438
Class I1	3,897,307	155,142,133	6,862,280	258,396,926
Class R1**	—	—	123	5,000
Class R2**	2,719	106,976	123	5,000
Class Y**	24,007	960,229	123	5,000

Reinvestment of dividends and distributions
Investor Class	407,071	15,423,912	218,738	7,738,935
Class A*	12,112	457,948	—	—
Class I1	148,518	5,625,863	102,945	3,641,155
Class R1**	6	232	—	—
Class R2**	6	233	—	—
Class Y**	1,001	37,910	—	—

Shares redeemed
Investor Class	(1,410,315)	(56,256,969)	(4,353,783)	(163,107,200)
Class A*	(52,538)	(2,105,862)	(101,171)	(3,836,885)
Class I1	(1,785,994)	(71,547,228)	(2,320,081)	(87,695,516)
Class Y**	(129)	(5,087)	—	—

Total increase in net assets from capital share transactions	3,975,817	$156,464,937	7,273,142	$272,231,993

*	Class A shares commenced operations on January 27, 2014.
**	Class R1 shares, Class R2 shares and Class Y shares commenced operations on November 25, 2014.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2015, were $249,821,808 and

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2015 (Unaudited)

$110,103,990, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2015, Charles Schwab & Co., Inc., for the benefit of its customers, held 26.20% of the outstanding shares of the Investor Class. At May 31, 2015 Merrill Lynch Pierce Fenner & Smith for the benefit of its customers, held 52.73%, 65.02% and 95.46% of outstanding shares of the Class A, Class I1 and Class R2, respectively. At May 31, 2015, Mid Atlantic Trust Company, the 401k service provider for Smead Capital Management Inc., for the benefit of employees of Smead Capital Management Inc., held 96.36% of outstanding shares of the Class Y. At May 31, 2015, National Financial Services LLC, for the benefit of its customers, held 30.61% of outstanding shares of the Investor Class. At May 31, 2015, management of the Adviser held 100% of the outstanding shares of Class R1.

(9)	Subsequent Event

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require adjustment to or disclosure in the Fund’s financial statements.

SMEAD VALUE FUND

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND

Additional Information

(Unaudited)

Tax Information

The Fund designated 100% of its ordinary income distribution for the year ended November 30, 2014, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2014, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Independent Trustees
Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Gregory A. Demopulos Age: 56	Trustee	Indefinite Term; Since September 2014	1	Chairman and Chief Executive Officer, Omeros Corp. (biopharmaceutical company) (since 1994).	Director, Onconome, Inc. (since 2004).

Peter M. Musser Age: 58	Trustee	Indefinite Term; Since September 2014	1	Principal, Angeline Properties, LLC (a private investment firm) (since 2014); and Principal and Senior Equity Portfolio Manager with Rainier Investment Management (from 1994 to 2013).	Trustee, Lawrence University (since 2012); Trustee, Berry College (since 2010); and Director, Boys and Girls Clubs of King County (since 2008).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Walter F. Walker Age: 60	Trustee	Indefinite Term; Since September 2014	1	Principal, Hana Road Capital LLC (hedge fund) (since 2007).	Advisory Council, Stone Arch Capital (since 2005).

Nancy A. Zevenbergen Age: 56	Trustee	Indefinite Term; Since September 2014	1	Founder and Chief Investment Officer, Zevenbergen Capital Investments LLC (since 1987).	Director, Seattle Pacific Foundation (since 1993); Director, Anduin Foundation (since 2010); and Director, evenstar3 Inc. (since 2005).

Interested Trustees and Officers

William W. Smead[1] Age: 57	Trustee, Chairman, President and Chief Executive Officer	Indefinite Term; Since September 2014	1	Chief Investment Officer of the Adviser (since 2007).	None.

Cole W. Smead[1] Age: 31	Trustee, Treasurer, Principal Financial and Accounting Officer	Indefinite Term; Since September 2014	1	Managing Director of the Adviser (since 2007).	None.

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Steven J. LeMire Age: 45	Chief Compliance Officer	Indefinite Term; Since September 2014	N/A	Chief Compliance Officer of the Adviser (since 2014); Relationship Manager with Viceroy Investment Advisors, LLC (from 2013 to 2014); Co-Founder and Managing Principal of HCL Advisors, LLC (from 2012 to 2013). Senior Manager and Director at UBS Global AM-Americas and served as Vice President and Assistant Treasurer to The UBS Funds (from 2007 to 2011).	N/A

Lisa Martin Age: 53	Secretary	Indefinite Term; Since September 2014	N/A	Chief Operating Officer/Chief Financial Officer of the Adviser (since 2007).	N/A

1.	Mr. William Smead and Mr. Cole Smead are each deemed to be an “interested person” of the Fund under the 1940 Act because of his position with Smead Capital Management, Inc.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-807-4122 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc. 600 University Street, Suite 2412 Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115

Custodian, Fund Accountant and Fund Administrator	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Transfer Agent	Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169

Distributor	ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, Colorado 80203

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the Report to Shareholders under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2015, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(3)	Not Applicable.

(b)	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By:	/s/ William W. Smead
William W. Smead
President
(Principal Executive Officer)

Date:    July 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William W. Smead
William W. Smead
President
(Principal Executive Officer)

Date:    July 31, 2015

By:	/s/ Cole W. Smead
Cole W. Smead
Treasurer
(Principal Financial Officer)

Date:    July 31, 2015